Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Insurance service result
Insurance revenue	$ 1,369	$ 1,303	$ 4,108	$ 3,755
Insurance service expense	(1,074)	(1,059)	(3,290)	(3,043)
Net income (expense) from reinsurance contracts held	(16)	(30)	(29)	(108)
Insurance service result	279	214	789	604
Insurance investment result
Net investment income	122	185	747	2,289
Insurance finance income (expense)	(68)	(159)	(574)	(2,155)
Reinsurance finance income (expense)	(6)	2	35	94
Insurance investment result	48	28	208	228
Insurance service and insurance investment results	$ 327	$ 242	$ 997	$ 832